Operating Leases (Q3)	9 Months Ended
Sep. 30, 2019
Operating Leases [Abstract]
Operating Leases
Note 7 – Operating Leases

The Company leases office and manufacturing space under a non-cancelable operating lease that expires in March 2022. In August 2018, the Company entered into a third amendment to the lease, extending the term of the lease from March 31, 2019 to March 31, 2022. Beginning on April 1, 2019, the annual base rent is $9.00 per square foot, subject to annual increases of $0.25 per square foot.

The cost components of the Company’s operating lease were as follows for the three and nine months ended September 30, 2019:

(in thousands)	Three Months	Nine Months
Operating lease cost	$53	$158
Variable lease cost	26	85
Total	$79	$243

Variable lease costs consist primarily of taxes, insurance, and common area or other maintenance costs for our leased office and manufacturing space.

Maturities of our lease liability for the Company’s operating lease are as follows as of September 30, 2019:

(in thousands)
2019	$52
2020	213
2021	219
2022	55
Total lease payments	539
Less: Interest	(49)
Present value of lease liability	$490

As of September 30, 2019, the remaining lease term was 2.5 years and discount rate was 7.5%. For the nine months ended September 30, 2019, the operating cash outflows from the Company’s operating lease for office and manufacturing space were $154,000.

Rent expense related to operating leases for office and manufacturing space and office equipment was approximately $54,000 and $160,000 for the three and nine months ended September 30, 2018, respectively.  Future minimum lease payments, under non-cancelable operating leases as of December 31, 2018, were approximately $217,000, $220,000, $219,000, $55,000, and $0 for each of the years ended December 31, 2019, through 2023, respectively.